Summary of Significant Accounting Policies - Summary of Fixed Rate Notes Payable (Details) - Fixed Rate Secured Debt - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	$ 398,500,000	$ 410,600,000	$ 353,600,000
Carrying Value	$ 440,716,667	$ 442,672,020	$ 340,967,113